Defined benefit plan - Movement in Plan Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Ending defined benefit obligation as of June 30	$ 2,436
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning defined benefit obligation as of January 1	11,710
Return on plan assets excluding interest income	18
Contributions paid by employer	549
Contributions paid by employees	436
Benefits (paid)/deposited	1,041
Actuarial gain/(loss) on plan assets	(1,168)
Administration expense	(2)
Other	(5)
Foreign currency exchange (gains)/losses	(591)
Ending defined benefit obligation as of June 30	$ 11,988